Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions

	Current liabilities		Non-current liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Provisions for litigation (note 28)	93	87	1,012	1,004
Employee postretirement obligations (note 29)	99	103	1,533	2,271
Payroll, related charges and other remunerations	816	877	—	—
Onerous contracts (note 19)	37	58	874	838
Provision related to VNC sale (note 15)	—	500	—	—
Others	—	39	—	—
Provisions	1,045	1,664	3,419	4,113

Schedule of changes in the provision of asset retirement obligations and long-term interest rates

	December 31, 2021	December 31, 2020	Discount rate	Flow duration
Liability by geographical area
Brazil	1,398	1,530	5.48%	2,119
Canada	2,727	2,491	0.00%	2,151
Oman	123	105	3.03%	2,035
Indonesia	77	60	4.20%	2,061
Other regions	255	336	0.00 - 7.79%
	4,580	4,522

Provision changes during the year

	December 31, 2021	December 31, 2020
Asset retirement obligations
Balance at beginning of the year	4,220	3,960
Adjustment to present value	110	27
Disbursements	(88)	(45)
Revisions on projected cash flows (i)	178	509
Transfer to assets held for sale (note 16)	(50)	—
Translation adjustment	(87)	(231)
Balance at end of the year	4,283	4,220

Environmental obligations
Balance at beginning of the year	302	389
Adjustment to present value	19	6
Disbursements	(57)	(61)
Revisions on projected cash flows	49	48
Translation adjustment	(16)	(80)
Balance at end of the year	297	302
Liability	4,580	4,522

Current	170	201
Non-current	4,410	4,321
Liability	4,580	4,522
(i)Includes US$121 related to the decommissioning of the water structure of the base metals operations in Canada recorded in income for the year ended December 31, 2021 as "Other operating expenses" (note 5) and US$57 capitalized as part of property, plant, and equipment (note 18). In 2020, the total amount was US$312 referring to the decommissioning of base metals infrastructure in Canada of US$151 and iron ore in Brazil of US$161.